Related Party Transactions - Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Key Management Personnel Compensation	$ 2,905	$ 2,168
Share-based payments made to management and directors	620	499
Management
Related Party Transactions
Key Management Personnel Compensation	2,751	1,978
Directors
Related Party Transactions
Key Management Personnel Compensation	$ 154	$ 190